CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Revenues
Product Sales	$ 5,902,120	$ 3,787,935
License Fees	1,345,279
Royalties		123,098
Total revenues	7,247,399	3,911,033
Cost of revenues
Cost of sales	2,727,156	1,799,352
Cost of royalties		(186,402)
Total cost of revenues	2,727,156	1,612,950
Gross profit	4,520,243	2,298,083
Operating expenses
Salaries and wages	2,852,327	2,750,014
Consulting expenses	1,348,499	793,591
Professional fees	786,424	1,106,626
Research, development, trials and studies	98,148	415,633
General and administrative expenses	2,949,164	2,635,145
Total operating expenses	8,034,562	7,701,009
Loss from operations	(3,514,319)	(5,402,926)
Other income (expense)
Interest, net	(1,048,474)	(798,671)
Change in fair value of derivative liabilities	470,466	(572,313)
Gain on debt restructuring	576,677
Other	23,135	(28,841)
Total other income (expenses)	21,804	(1,399,825)
Loss before provision for income taxes	(3,492,515)	(6,802,751)
Income tax provision	18,000	14,000
Net loss	(3,510,515)	(6,816,751)
Preferred dividends:
Amortization of beneficial conversion feature on Series D preferred stock		1,948,155
Net loss to common stockholders	(3,856,751)	(9,039,974)
Loss per common share - Basic and diluted	$ (0.08)	$ (0.23)
Weighted average shares outstanding - Basic and diluted	50,665,986	38,668,698
Series A Preferred Stock
Preferred dividends:
Preferred stock	9,064	8,379
Series B Preferred Stock
Preferred dividends:
Preferred stock	6,168	5,698
Series D Preferred Stock
Preferred dividends:
Preferred stock	$ 331,004	$ 260,991